                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: _____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
Address: 1453 Third Street Promenade
         Suite 310
         Santa Monica, CA 91106

Form 13F File Number: 28-12995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Quinn R. Stills
Title: Chairman, CIO, CCO
Phone: 310-656-6300

Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                 Santa Monica, CA            2/09/09
-----------------------------  -------------------------  ----------------------
(Signature)                          (City, State)               (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-01190                Russell Frank Company

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 45

Form 13F Information Table Value Total:   633,426
                                        -----------
                                        (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  -----------  ---------  --------  ---------------------  ----------  --------  --------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                VALUE     SHRS OF   SH/   PUT/  INVESTMENT   OTHER    --------------------------
      NAME OF ISSUER          CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  -----------  ---------  --------  ---------  ----  ----  ----------  --------  -------  ------  ---------
TD AMERITRADE HLDG             COM      87236Y108   16,946   1,189,192   SH            SOLE               484,900            704,292
AVERY DENNISON                 COM      053611109   11,590     354,100   SH            SOLE               148,700            205,400
BANK OF AMERICA CORP           COM      060505104   11,710     831,679   SH            SOLE               339,884            491,795
BANK OF NEW YORK MELLON
 CORPORATION                   COM      064058100   22,491     793,908   SH            SOLE               314,511            479,397
CA INC                         COM      12673P105    3,106     167,600   SH            SOLE                69,300             98,300
COMERICA INC                   COM      200340107   14,330     721,900   SH            SOLE               298,600            423,300
CAPITAL ONE FIN                COM      14040H105   23,617     740,590   SH            SOLE               311,020            429,570
CHEVRONTEXACO CORPORATION      COM      166764100   16,216     219,227   SH            SOLE                88,727            130,500
DISCOVER FINANCIAL SVS         COM      254709108    6,341     665,374   SH            SOLE               275,300            390,074
DISNEY WALT CO                 COM      254687106   19,974     880,319   SH            SOLE               365,443            514,876
EBAY INC                       COM      278642103    8,792     629,834   SH            SOLE               260,314            369,520
EMERSON ELECTRIC CO            COM      291011104    7,263     198,385   SH            SOLE                82,236            116,149
EATON CORP                     COM      278058102    7,377     148,396   SH            SOLE                61,600             86,796
GENERAL MILLS                  COM      370334104   11,389     187,472   SH            SOLE                78,200            109,272
GOLDMAN SACHS GROUP INC        COM      38141G104   14,574     172,700   SH            SOLE                68,800            103,900
GLAXOSMITHKLINE PLC ADS     SPONS ADR   37733W105   13,197     354,096   SH            SOLE               148,200            205,896
HEWLETT-PACKARD                COM      428236103   22,087     608,631   SH            SOLE               253,427            355,204
INTERNATIONAL BUSINESS
 MACHINES                      COM      459200101   20,807     247,228   SH            SOLE               107,300            139,928
JOHNSON & JOHNSON              COM      478160104   10,709     178,997   SH            SOLE                71,950            107,047
JP MORGAN CHASE & CO           COM      46625H100   28,709     910,517   SH            SOLE               379,602            530,915
KIMBERLY-CLARK                 COM      494368103    3,402      64,501   SH            SOLE                26,117             38,384
COCA-COLA CO                   COM      191216100    6,602     145,844   SH            SOLE                57,000             88,844
MCDONALDS CORP                 COM      580135101   11,182     179,796   SH            SOLE                74,321            105,475
MERRILL LYNCH                  COM      590188108    9,071     779,274   SH            SOLE               320,600            458,674
PFIZER INC                     COM      717081103   35,922   2,028,335   SH            SOLE               838,932          1,189,403
PARKER HANNIFIN                COM      701094104    6,898     162,151   SH            SOLE                67,950             94,201

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  -----------  ---------  --------  ---------------------  ----------  --------  --------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                VALUE     SHRS OF   SH/   PUT/  INVESTMENT   OTHER    --------------------------
      NAME OF ISSUER          CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  -----------  ---------  --------  ---------  ----  ----  ----------  --------  -------  ------  ---------
PNC FINANCIAL SERVICES         COM      693475105    9,947     203,000   SH            SOLE                82,300            120,700
ROYAL DUTCH SHL CL A       SPONS ADR A  780259206    4,884      92,253   SH            SOLE                40,100             52,153
REGIONS FINANCI                COM      7591EP100    2,835     356,211   SH            SOLE               148,093            208,118
REPUBLIC SERVIC                COM      760759100   29,093   1,173,558   SH            SOLE               482,760            690,798
SCHWAB CHARLES CORP            COM      808513105   10,273     635,290   SH            SOLE               261,800            373,490
STATE STREET CORP              COM      857477103      311       7,900   SH            SOLE                 7,900                  0
SUPER-VALU INC                 COM      868536103    5,392     369,300   SH            SOLE               146,000            223,300
SYBASE INC                     COM      871130100    8,728     352,380   SH            SOLE               144,006            208,374
AT&T INC.                      COM      00206R102   10,341     362,836   SH            SOLE               149,465            213,371
MOLSON COORS BREWING CO.       CL B     60871R209   17,291     353,462   SH            SOLE               146,300            207,162
TAKE-TWO INTERACTIVE           COM      874054109    1,165     154,100   SH            SOLE                59,600             94,500
TIME WARNER INC                COM      887317105   10,324   1,026,232   SH            SOLE               421,082            605,150
UNITED TECHNOLGIES             COM      913017109   20,379     380,197   SH            SOLE               157,800            222,397
VERIZON COMMUNICATIONS         COM      92343V104    8,558     252,444   SH            SOLE               104,220            148,224
WELLS FARGO CO                 COM      942683103   29,532   1,001,755   SH            SOLE               420,055            581,700
WAL-MART STORES                COM      931142103   31,922     569,420   SH            SOLE               239,146            330,274
WATSON PHARMACEUTICAL          COM      942683103   16,882     635,371   SH            SOLE               259,900            375,471
WYETH                          COM      983024100   12,496     333,145   SH            SOLE               130,716            202,429
EXXON MOBIL CORP               COM      30231G102   38,773     485,694   SH            SOLE               203,182            282,512